Investments in associate - Disclosure of Spinco warrants (Details) - Year	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Disclosure of detailed information about intangible assets [line items]
Risk Free Interest Rate	3.41%
Expected Dividend Yield	0.00%	0.00%
Expected Volatility	75.00%
Expected Term in Years	5
Spinco [Member]
Disclosure of detailed information about intangible assets [line items]
Risk Free Interest Rate	3.94%
Expected Dividend Yield	0.00%
Expected Volatility	107.52%
Expected Term in Years	0.47